Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of post-tax loss on disposal of discontinued operations

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2021 £’000	2020 £’000	2019 £’000
Revenue	–	–	–
Expenses other than finance costs	–	–	(947)
Finance costs	–	–	–
Impairment	–	–	–
Loss from discontinued operations before tax	–	–	(947)
Taxation	–	–	–
Loss on disposal of discontinued operations	–	–	–
Loss for the year from discontinued operations after tax	–	–	(947)

Schedule of amounts related to discontinued operations

Statement of cash flows	2021 £’000	2020 £’000	2019 £’000
The statement of cash flows includes the following amounts relating to discontinued operations:
Operating activities	–	–	–
Investing activities	–	–	(947)
Financing activities	–	–	–
Net cash flow from discontinued operations	–	–	(947)